Share-based compensation - Summary of Weighted Average Assumptions of RSU Plan Units Under Equity Method (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected forfeiture rate	0.20%	0.20%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of RSUs granted (per RSU)	$ 9.66	$ 9.86
Expected life of RSUs (years)	3.0	2.6
Expected forfeiture rate	0.10%	0.10%